Stock-based Compensation Plans - Stock Option Activity (Details) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2018	Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2018
Total Options, Number of Options
Options outstanding, beginning balance (shares)				3,702,294
Granted (shares)				761,508
Exercised (shares)				(357,120)
Cancelled/Forfeited (shares)				(91,216)
Options outstanding, ending balance (shares)				4,015,466
Options vested, number of options (shares)				2,244,339
Total Options, Weighted Average Exercise Price
Options outstanding, beginning balance (CAD per share)				$ 36.65
Granted (CAD per share)				41.31
Exercised (CAD per share)				33.49
Cancelled/Forfeited (CAD per share)				40.44
Options outstanding, ending balance (CAD per share)				37.73
Options vested, weighted average exercise price (CAD per share)				$ 35.40
Non-vested Options, Number of Options
Options outstanding, beginning balance (shares)				1,812,319
Granted (shares)				761,508
Vested (shares)				(711,484)
Cancelled/Forfeited (shares)				(91,216)
Options outstanding, ending balance (shares)				1,771,127
Non-vested Options, Weighted Average Grant Date Fair Value
Options outstanding, beginning balance (CAD per share)				$ 2.86
Granted (CAD per share)				3.46
Vested (CAD per share)				2.88
Cancelled/Forfeited (CAD per share)				3.08
Options outstanding, ending balance (CAD per share)				$ 3.10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 5
Weighted average remaining term of vested options				6 years
Aggregate intrinsic value				$ 23
Options
Total Options, Number of Options
Granted (shares)	39,972	721,536	774,924
Total Options, Weighted Average Exercise Price
Granted (CAD per share)	$ 42.00	$ 41.27	$ 42.36
Non-vested Options, Number of Options
Granted (shares)	39,972	721,536	774,924
Non-vested Options, Weighted Average Grant Date Fair Value
Granted (CAD per share)	$ 4.08	$ 3.43	$ 3.22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted average period to recognize compensation expense (years)				3 years